CONSOLIDATED BALANCE SHEETS (Parenthetical)	May 24, 2023 USD ($)	Mar. 21, 2023 USD ($) $ / shares shares	May 24, 2022 USD ($)	May 11, 2022 $ / shares	Jul. 06, 2019 $ / shares shares	May 23, 2023 USD ($)	Mar. 20, 2023 USD ($) $ / shares	Mar. 06, 2023 USD ($) $ / shares shares	Mar. 05, 2023 USD ($) $ / shares shares	Dec. 31, 2022 $ / shares shares	May 25, 2022 USD ($) $ / shares shares	May 23, 2022 USD ($)	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares	Jul. 06, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares	Jul. 05, 2019 $ / shares shares	Dec. 04, 2018 $ / shares shares
CONSOLIDATED BALANCE SHEETS
Ordinary shares, par value | $ / shares		$ 0.0016		$ 0.0005	$ 0.0005		$ 0.0096	$ 0.0016	$ 0.0016	$ 0.0096	$ 0.0016		$ 0.0096	$ 0.0005	$ 0.0005	$ 0.0005	$ 0.01	$ 0.0096
Ordinary shares, shares authorized		6,250,000						37,500,000	31,250,000	6,250,000	31,250,000		6,250,000	100,000,000	100,000,000	100,000,000	5,000,000	6,250,000
Ordinary shares, shares issued					2,040					1,534,487			1,534,487	20,400,000	20,400,000		102
Ordinary shares, shares outstanding										1,534,487			1,534,487	20,400,000	20,400,000	20,400,000
Share consolidation ratio	3.2	6	3.2	3.2	20
Authorized capital | $	$ 60,000	$ 60,000	$ 60,000			$ 50,000	$ 50,000	$ 60,000	$ 50,000		$ 50,000	$ 50,000